Average Annual Total Returns{- Fidelity Freedom Index 2040 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2040 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1907 Past 1 year	F1907 Past 5 years	F1907 Past 10 years
Total	15.88%	13.74%	11.34%	15.24%	12.33%	10.39%	9.67%	10.64%	9.12%	28.71%	18.47%	16.55%	16.17%	13.89%	12.19%